Notes Payable - Notes Payable with Financial Institutions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 18, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amount drawn	$ 5,600		$ 1,939
Outstanding debt	17,493		$ 4,528
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount of loan		$ 25,000
Principle amount, initial withdraw limit		10,000
Principle amount accordion withdrawal		$ 15,000
Amount drawn	4,000
Repayment of outstanding debt	$ 4,000
Revolving Credit Facility [Member] | Prime rate
Disclosure of detailed information about borrowings [line items]
Variable rate	3.25%
Revolving Credit Facility [Member] | Repayment by April 1, 2022
Disclosure of detailed information about borrowings [line items]
Repayment of outstanding debt	$ 1,000
Revolving Credit Facility [Member] | Repayment by May 1, 2022
Disclosure of detailed information about borrowings [line items]
Repayment of outstanding debt	3,000
Revolving Credit Facility [Member] | Period as at October 31, 2021
Disclosure of detailed information about borrowings [line items]
Minimum cash balance	7,500
Revolving Credit Facility [Member] | Months ended November 30, 2021 and December 21, 2021
Disclosure of detailed information about borrowings [line items]
Minimum cash balance	10,000
Revolving Credit Facility [Member] | Month ending January 31, 2022 up to and Including December 21, 2021
Disclosure of detailed information about borrowings [line items]
Minimum cash balance	7,000
Revolving Credit Facility [Member] | Month ending January 31, 2023 and all months Thereafter
Disclosure of detailed information about borrowings [line items]
Minimum cash balance	$ 10,000